Expense Example - Hedgeye Index Adds ETF - Hedgeye Index Adds ETF Class	May 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224